Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive income [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2009	$ 3,445	$ 12	$ 7,836	$ (654)	$ (3,914)	$ 37	$ 128
Opening balance (shares) at Dec. 31, 2009		362,974,807
Net income/(loss)	27				4		23
Translation Loss	(54)			(54)
Other Comprehensive Income Reclassification Adjustment On Derivatives Included In Net Income Net Of Tax	20			20
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	13			13
Release on disposal of available-for-sale financial assets during the period, net of tax	(4)			(4)
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease	(25)
Comprehensive Income Net Of Tax	2
Share of equity accounted joint ventures other comprehensive income	(1)					(1)
Stock Issues As Part Of Share Incentive Scheme (Shares)		512,191
Stock Issues As Part of Share Incentive Scheme (Values)	19	0	19
Stock Issues In Exchange For E Ordinary Shares Cancelled Shares		0
Stock Issues In Exchange For E Ordinary Shares Cancelled Value	8	0	8
E Ordinary shares of common stock issued - Izingwe Holdings (Shares)		(280,000)
E Ordinary shares of common stock issued - Izingwe Holdings (Value)	0		0
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		39,098
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	2	0	2
Stock based compensation expense	1		1
Dividends Cash	(63)				(35)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders							(28)
Closing balance at Jun. 30, 2010	3,413	12	7,866	(679)	(3,945)	36	123
Closing balance (shares) at Jun. 30, 2010		363,246,096
Opening balance at Dec. 31, 2010	4,589	13	8,670	(385)	(3,869)	37	123
Opening balance (shares) at Dec. 31, 2010		381,889,139
Net income/(loss)	723				703		20
Translation Loss	(27)			(25)			(2)
Other Comprehensive Income Reclassification Adjustment On Derivatives Included In Net Income Net Of Tax	0
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(29)			(29)
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	2			2
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease	(54)
Comprehensive Income Net Of Tax	669
Share of equity accounted joint ventures other comprehensive income	(1)					(1)
Stock Issues As Part Of Share Incentive Scheme (Shares)		319,721
Stock Issues As Part of Share Incentive Scheme (Values)	13	0	13
Stock Issues In Exchange For E Ordinary Shares Cancelled Shares		387
Stock Issues In Exchange For E Ordinary Shares Cancelled Value	7	0	7
E Ordinary shares of common stock issued - Izingwe Holdings (Shares)		280,000
E Ordinary shares of common stock issued - Izingwe Holdings (Value)	0		0
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		13,246
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	19		19
Dividends Cash	(48)				(43)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders							(5)
Closing balance at Jun. 30, 2011	$ 5,249	$ 13	$ 8,710	$ (437)	$ (3,209)	$ 36	$ 136
Closing balance (shares) at Jun. 30, 2011		382,502,493